STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			3 Months Ended					9 Months Ended		12 Months Ended
	Jun. 26, 2024	Feb. 13, 2023	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 20, 2024	Feb. 28, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			25,000,000					25,000,000		25,000,000	25,000,000
Preferred stock, par value			$ 0.01					$ 0.01		$ 0.01	$ 0.01
Preferred stock shares outstanding			0					0		0	0
Common stock shares authorized			1,000,000,000					1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value			$ 0.01					$ 0.01		$ 0.01	$ 0.01
Common stock, shares outstanding			384,673,281					384,673,281		383,958,598	252,227,035
Common stock, subscribed			943,000					943,000		943,000	943,000
Shares issued for services, shares										3,589,239
Professional services										$ 918,349
Director equity compensation amount										$ 6,939,330
Shares issued price per share						$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 1.00
Common stock shares subscription			$ 9,430					$ 9,430		$ 9,430	$ 9,430
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable			943,000					943,000		943,000	943,000
Common stock shares issued, value			$ 58,512				$ 500,000			1,000,000	100,000
Stock Issued During Period, Value, Issued for Services				$ 187,380	$ 15,671	$ 500,000	$ 4,528			$ 918,348	112,557
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount										0
Stock options, number of shares authorized													19,775,931
Issuance of shares		22,500,000
Grant exercise price per share		$ 0.32
Share based compensation expense		$ 0						$ 261,563	$ 1,004,528	$ 8,857,679	$ 112,557
Stock options of fair value granted		0
Preferred stock shares issued			0					0		0	0
Common stock, shares issued			384,673,281					384,673,281		383,958,598	252,227,035
Convertibel bridge loan	$ 1,100,000
Interest rate	12.00%
Conversion price	$ 0.30
2022 Omnibus Performance Award Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, number of shares authorized													19,977,931
Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options issued or outstanding			0					0		0
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services										$ 918,349	$ 112,557
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertibel bridge loan	$ 1,100,000
Awaysis Belize Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible note payable												$ 2,081,365
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Director equity compensation, shares										28,142,306
Director equity compensation amount										$ 6,939,330
Paid a discounted director bonus, shares										100,000,000
Paid a discounted director bonus, amount										$ 1,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued, shares										131,731,545
Common stock shares issued, value										$ 8,857,679
Shares issued for services, shares				296,049	37,456	50,000,000	9,982			3,589,239	475,387
Director equity compensation, shares										28,142,306
Director equity compensation amount										$ 281,423
Common stock shares issued, value			$ 3,812				$ 500,000	$ 261,563		$ 1,000,000	$ 1,000
Common stock shares issued, shares			381,178				50,000,000	714,683		100,000,000	100,000
Stock Issued During Period, Value, Issued for Services				$ 2,960	$ 375	$ 500,000	$ 100			$ 35,891	$ 4,755
Common Stock [Member] | Executive Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures											100,050,000
Common Stock [Member] | Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 6,939,330
Stock Issued During Period, Shares, Conversion of Convertible Securities	28,142,306
Common Stock [Member] | Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued, value											$ 250,000
Common stock shares issued, shares											250,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction											100,000
Sale of Stock, Price Per Share											$ 1.00
Proceeds from Issuance of Private Placement											$ 100,000
Common Stock [Member] | Private Placement [Member] | Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, subscribed			943,000					943,000			943,000
Shares issued price per share			$ 1.00					$ 1.00			$ 1.00
Common stock shares subscription			$ 943,000					$ 943,000			$ 943,000
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable											$ 943,000